Schedule of Composition of Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss from continuing operations before income taxes:
US	$ 346	$ 283
Israel	4,563	4,451
Loss from continuing operations before income taxes	$ 4,909	$ 4,734